Concentration of Credit Risks (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Operating revenue	$ 550,737	$ 473,792	$ 406,481
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Charterer
Concentration Risk [Line Items]
Concentration risk percentage	10.10%
Operating revenue	$ 49,700
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Top Three Charterers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	25.00%	26.50%
Operating revenue	$ 122,600	$ 108,400
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Minimum [Member] | Top Charterer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	7.00%	8.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Minimum [Member] | Top Charterer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	7.00%	8.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Minimum [Member] | Top Charterer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	7.00%	8.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Maximum [Member] | Top Charterer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Maximum [Member] | Top Charterer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Maximum [Member] | Top Charterer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Revenue Benchmark [Member] | Geographic Concentration Risk [Member] | Indonesia
Concentration Risk [Line Items]
Concentration risk percentage	3.00%	3.70%	5.60%